CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (129,315,847)	$ (6,722,302)
Adjustments to reconcile net loss to net cash provided by operating activities
Amortization of intangible assets	8,136,369	8,183,361
Impairment of intangible assets	97,279,517	0
Provision for doubtful accounts	21,461,434	0
Change in fair value of contingent purchase price obligation for the acquisition of King's Gaming, Bao Li Gaming and Oriental VIP Room	0	(13,325,814)
Impairment of goodwill	0	17,754,136
Depreciation	39,286	40,981
Loss on disposal of property and equipment	12,488	0
Change in assets and liabilities
Accounts Receivable	551,441	(1,612,878)
Markers Receivable	11,397,196	9,475,232
Prepaid Expenses and Other Assets	(73,642)	83,359
Lines of Credit Payable	(5,899,836)	7,583,771
Accrued Expenses	(2,167,379)	(4,057,958)
Net cash provided by operating activities	1,421,027	17,401,888
CASH FLOW FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	(2,623)
Proceed from disposal of property and equipment	1,935	0
Net cash provided by (used in) investing activities	1,935	(2,623)
CASH FLOW FROM FINANCING ACTIVITIES
Contingent consideration paid for Bao Li Gaming acquisition	0	(21,320,000)
Payment of dividends	0	(1,038,967)
Proceeds from shareholder loans, net	1,183,904	4,802,432
Net cash provided by (used in) financing activities	1,183,904	(17,556,535)
Net increase (decrease) in cash and cash equivalents	2,606,866	(157,270)
Effect of foreign currency translation on cash	(787)	2,777
Cash and cash equivalents at beginning of period	3,052,694	11,146,534
Cash and cash equivalents at end of period	5,658,773	10,992,041
Non-cash Financing Activities
Directors Shares issued for compensation	200,000	0
Ordinary shares issued for contingent consideration payment for Bao Li Gaming	$ 0	$ 1,342,750